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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    December 31, 2006


Check here if Amendment              [ ] Amendment Number : --------
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, LP
Address: 712 Fifth Avenue, 42nd Floor
         New York, NY 10019

Form 13F File Number:    28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                New York, NY               February 14, 2007
------------------------         ---------------           ---------------------
      (Signature)                 (City, State)                    (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        32
Form 13F Information Table Value Total:      496,209 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                  Name
--         --------------------                  ----

1          28-06341                              SAB Capital Advisors, LLC
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                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
------------------------- ----------------- --------- -------- ------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                                                                             ----------------------
      NAME OF ISSUER           TITLE OF       CUSIP     VALUE   SHRS OR  SH/PRN PUT/CALL INVESTMENT  OTHER      SOLE    SHARED NONE
                                CLASS                  (X1000)  PRN AMT                  DISCRETION MANAGERS
------------------------- ----------------- --------- -------- --------- ------ -------- ---------- -------- ---------- ------ ----
ADVANCED MEDICAL
 OPTICS INC                      COM        00763M108   41,781 1,186,967   SH              DEFINED      1     1,186,967    0    0
ALESCO FINL INC                  COM        014485106   14,750 1,378,500   SH              DEFINED      1     1,378,500    0    0
ATP OIL & GAS CORP               COM        00208J108   19,785   500,000   SH              DEFINED      1       500,000    0    0
BAUSCH & LOMB INC                COM        071707103   23,528   451,934   SH              DEFINED      1       451,934    0    0
CARROLS RESTAURANT
 GROUP INC                       COM        14574X104   12,792   902,100   SH              DEFINED      1       902,100    0    0
CBRE REALTY
 FINANCE INC                     COM        12498B307    4,772   303,780   SH              DEFINED      1       303,780    0    0
CHARTER
 COMMUNICATIONS INC D            CLA        16117M107   19,718 6,443,842   SH              DEFINED      1     6,443,842    0    0
COUNTRYWIDE
 FINANCIAL CORP                  COM        222372104   22,499   530,000   SH              DEFINED      1       530,000    0    0
GENESIS LEASE LTD                ADR        37183T107   25,850 1,100,000   SH              DEFINED      1     1,100,000    0    0
INTRALASE CORP                   COM        461169104   12,753   569,857   SH              DEFINED      1       569,857    0    0
ISHARES TR                   RUSSELL 2000   464287955       31     4,135   SH     PUT      DEFINED      1         4,135    0    0
ISHARES TR                   RUSSELL 2000   464287955       22     8,670   SH     PUT      DEFINED      1         8,670    0    0
KBR INC                          COM        48242W106    5,232   200,000   SH              DEFINED      1       200,000    0    0
KOHLBERG
 CAPITAL CORP                    COM        500233101    3,460   200,000   SH              DEFINED      1       200,000    0    0
LCA-VISION INC              COM PAR $.001   501803308    8,264   240,500   SH              DEFINED      1       240,500    0    0
MARATHON
 ACQUISITION CORP         *W EXP 08/24/2011 565756111    1,424 1,582,600   SH              DEFINED      1     1,582,600    0    0
MARATHON
 ACQUISITION CORP          UNIT 99/99/9999  565756202   14,063 1,875,000   SH              DEFINED      1     1,875,000    0    0
MEDCO HEALTH
 SOLUTIONS INC                   COM        58405U102    7,980   149,320   SH              DEFINED      1       149,320    0    0
NEW RIV
 PHARMACEUTICALS INC             COM        648468205    1,136    20,765   SH              DEFINED      1        20,765    0    0
NEWSTAR FINANCIAL INC            COM        65251F105    7,186   389,475   SH              DEFINED      1       389,475    0    0
PFSWEB INC                       COM        717098107      451   367,000   SH              DEFINED      1       367,000    0    0
PHH CORP                       COM NEW      693320202   65,566 2,271,077   SH              DEFINED      1     2,271,077    0    0
QUALCOMM INC                     COM        747525103   13,528   357,985   SH              DEFINED      1       357,985    0    0
QUALCOMM INC                     PUT        747525953      510     3,400   SH     PUT      DEFINED      1         3,400    0    0
TELEFONOS DE
 MEXICO S A                 SPON ADR ORD L  879403780    4,394   155,500   SH              DEFINED      1       155,500    0    0
TERRA INDS INC                   COM        880915103   29,630 2,473,300   SH              DEFINED      1     2,473,300    0    0
TRUE RELIGION
 APPAREL INC                     COM        89784N104    6,670   435,639   SH              DEFINED      1       435,639    0    0
UNITEDHEALTH
 GROUP INC                       COM        91324P102   33,323   620,200   SH              DEFINED      1       620,200    0    0
WCI CMNTYS INC                   COM        92923C104   23,975 1,250,000   SH              DEFINED      1     1,250,000    0    0
WESTFIELD
 FINANCIAL INC                   COM        96008D101      500    50,000   SH              DEFINED      1        50,000    0    0
WILLBROS GROUP INC               COM        969199108   23,620 1,249,743   SH              DEFINED      1     1,249,743    0    0
WILLIAMS COS INC DEL             COM        969457100   47,016 1,800,000   SH              DEFINED      1     1,800,000    0    0
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